Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$ 23,198	$ 18,241	$ 60,666
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(23,198)	$ (18,241)	(60,666)
Redeemable Net Earnings	$ 0		$ 0
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares)	25,300,000	25,300,000	25,300,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$ (12,048,007)	$ (3,719,296)	$ (10,584,792)
Less: Redeemable Net Earnings	0		0
Non-Redeemable Net (Loss) Income	$ (12,048,007)	$ (3,719,296)	$ (10,584,792)
Denominator Weighted Average Non Redeemable Class B Common Stock [Abstract]
Non-Redeemable Class B Common Stock, Basic and Diluted (1) (in Shares)	6,325,000 [1]	5,645,246	6,325,000 [1]
Earnings/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)	(1.90)	(0.66)	(1.67)

[1]	For the three and six months ended June 30, 2021, basic and diluted shares were the same as there are no non-redeemable securities that are dilutive to the stockholders.